Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial information by segment [Abstract]
Loss attributable to the Company	$ (111,804)	$ (4,855)	$ (209,005)
Profit attributable to non-controlling interests	(6,917)	(6,522)	(10,819)
Income tax	119,837	1,666	23,790
Share of profits/(losses) of associates	5,351	6,646	7,844
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	10,383	27,948	18,400
Financial expense, net	448,368	405,750	526,758
Depreciation, amortization, and impairment charges	310,960	332,925	261,301
Total segment Further Adjusted EBITDA	779,310	763,310	624,218
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit attributable to non-controlling interests	6,917	6,522	10,819
Income tax	119,837	1,666	23,790
Share of profits/(losses) of associates	(5,351)	(6,646)	(7,844)
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	10,383	27,948	18,400
Financial expense, net	448,368	405,750	526,758
Depreciation, amortization, and impairment charges	310,960	332,925	261,301
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 779,310	$ 763,310	$ 624,219